SHAREHOLDERS' EQUITY - Schedule of number of reserved and authorized shares under the equity incentive plans (Details) - shares	Dec. 31, 2025	Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding	3,128,875	5,712,254
Ordinary shares available for issuance under the Equity Incentive Plans	4,995,008
Total Reserved and Authorized Shares as of December 31, 2025	11,178,565
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding	2,454,088
Performance Stock Units PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding	600,594